(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Numerator (in 000’$)
Net loss attributable to owners of the Company	$ (5,158)	$ (949)	$ (11,077)	$ (2,678)
Denominator (in 000’)
Weighted average number of shares, Basic	17,801	16,742	17,751	15,056
Weighted average number of shares, Diluted	17,801	16,742	17,751	15,056
Basic (loss) per share	$ (0.29)	$ (0.06)	$ (0.62)	$ (0.18)
Diluted (loss) per share	$ (0.29)	$ (0.06)	$ (0.62)	$ (0.18)